Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents (Note 6)	$ 907,981	$ 774,154
Short-term investments	45,737	15,265
Accounts receivable:
Related parties (Note 7)	2,161
Other accounts receivable, net (Note 8)	76,035	89,244
Recoverable value-added tax and others	47,825	69,159
Recoverable income tax	12,789	92,196
Inventories (Note 9)	16,633	16,117
Prepaid expenses and other current assets (Note 10)	45,248	43,676
Derivative financial instruments (Notes 3, 4 and 5)	431
Guarantee deposits (Note 11)	227,211	147,836
Total current assets	1,382,051	1,247,647
Non-current assets:
Rotable spare parts, furniture and equipment, net (Note 12)	1,070,070	804,610
Right-of-use assets, net (Note 14)	2,469,580	2,338,392
Intangible assets, net (Note 13)	25,957	16,219
Derivative financial instruments (Notes 3, 4 and 5)	271	1,683
Deferred income taxes (Note 20)	286,199	236,026
Guarantee deposits (Note 11)	426,193	461,996
Other long-term assets	43,389	39,399
Total non-current assets	4,321,659	3,898,325
Total assets	5,703,710	5,145,972
Current liabilities:
Unearned transportation revenue (Note 21)	342,777	343,400
Suppliers	161,237	233,861
Related parties (Note 7)	2,363	15,845
Accrued liabilities (Note 15a)	223,392	162,763
Lease liabilities (Note 14)	391,158	372,697
Other taxes and fees payable (Note 1r)	274,178	262,115
Income taxes payable	28,737	8,310
Financial debt (Note 5)	283,616	220,289
Other liabilities (Note 16)	62,800	2,303
Total current liabilities	1,770,258	1,621,583
Non-current liabilities:
Financial debt (Note 5)	526,362	432,776
Accrued liabilities (Note 15b)	7,849	13,515
Lease liabilities (Note 14)	2,670,378	2,518,745
Other liabilities (Note 16)	333,332	286,405
Employee benefits (Note 17)	12,790	14,644
Deferred income taxes (Note 20)	17,928	15,710
Total non-current liabilities	3,568,639	3,281,795
Total liabilities	5,338,897	4,903,378
Equity (Note 19):
Capital stock	248,278	248,278
Treasury shares	(12,787)	(11,555)
Contributions for future capital increases
Legal reserve	17,363	17,363
Additional paid-in capital	283,362	282,040
Accumulated deficit	(21,709)	(148,084)
Accumulated other comprehensive loss (Note 24)	(149,694)	(145,448)
Total equity	364,813	242,594
Total liabilities and equity	$ 5,703,710	$ 5,145,972